Stock Options (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Option [Member]
Options Outstanding, Weighted average remaining contractual life	1 year 9 months 18 days	2 years 3 months 18 days
Options Outstanding, Number of shares (in Shares)	3,250,000	3,250,000	5,690,000	4,190,000
Options Outstanding, Weighted average exercise price	$ 0.09	$ 0.09
Options Exercisable, Number of shares (in Shares)	3,250,000	3,250,000
Options Exercisable, Weighted average exercise price	$ 0.09	$ 0.09
Options 001 [Member]
Options Outstanding, Weighted average remaining contractual life	2 years 7 months 6 days	3 years 4 months 24 days
Range of exercise prices		$ 0.04
Options Outstanding, Number of shares (in Shares)	1,500,000	1,500,000
Options Outstanding, Weighted average exercise price	$ 0.04	$ 0.04
Options Exercisable, Number of shares (in Shares)	1,500,000	1,500,000
Options Exercisable, Weighted average exercise price	$ 0.04	$ 0.04
Options 002 [Member]
Options Outstanding, Weighted average remaining contractual life	1 year	1 year 9 months 18 days
Range of exercise prices	$ 0.08	$ 0.08
Options Outstanding, Number of shares (in Shares)	250,000	250,000
Options Outstanding, Weighted average exercise price	$ 0.08	$ 0.08
Options Exercisable, Number of shares (in Shares)	250,000	250,000
Options Exercisable, Weighted average exercise price	$ 0.08	$ 0.08
Options 03 [Member]
Options Outstanding, Weighted average remaining contractual life	7 months 6 days	1 year 4 months 24 days
Range of exercise prices	$ 0.13	$ 0.13
Options Outstanding, Number of shares (in Shares)	1,425,000	1,425,000
Options Outstanding, Weighted average exercise price	$ 0.13	$ 0.13
Options Exercisable, Number of shares (in Shares)	1,425,000	1,425,000
Options Exercisable, Weighted average exercise price	$ 0.13	$ 0.13
Options 04 [Member]
Options Outstanding, Weighted average remaining contractual life	0 years	8 months 12 days
Range of exercise prices	$ 0.16	$ 0.16
Options Outstanding, Number of shares (in Shares)	50,000	75,000
Options Outstanding, Weighted average exercise price	$ 0.16	$ 0.16
Options Exercisable, Number of shares (in Shares)	50,000	75,000
Options Exercisable, Weighted average exercise price	$ 0.16	$ 0.16